Supplement to the
Fidelity Advisor® Limited Term Bond Fund, Fidelity Advisor® Mortgage Securities Fund, Fidelity® Investment Grade Bond Fund, Fidelity® Short-Term Bond Fund and Fidelity® Total Bond Fund
Class A, Class M, Class C, Class I and Class Z
October 29, 2022
STATEMENT OF ADDITIONAL INFORMATION

Effective April 1, 2023, FMR reduced and replaced Fidelity Advisor® Limited Term Bond Fund's and Fidelity® Short-Term Bond Fund's management fee, each of which consisted of a group fee rate component plus an individual fee rate component, with a flat rate. The following information replaces similar information found in the "Management Contracts" section.
Management-Related Expenses (for each fund except Fidelity Advisor® Limited Term Bond Fund and Fidelity® Short-Term Bond Fund). In addition to the management fee payable to Fidelity Management & Research Company LLC (FMR) and the fees payable to the transfer agent and pricing and bookkeeping agent, and the costs associated with securities lending, a fund or each class thereof, as applicable, pays all of its expenses that are not assumed (pursuant to the Fundwide Operations and Expense Agreement (Fundwide Agreement) or otherwise) by those parties. A fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. A fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders. Other expenses paid by a fund include interest, taxes, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund shall pay its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. A fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation. Pursuant to the Fundwide Agreement, FMR agrees to provide or arrange for certain services and to pay the ordinary administrative and operating expenses incurred by a fund that are not otherwise provided for under the management contract, including the fees and expenses of a fund's custodian, auditor, and pricing and bookkeeping agent (including the cost associated with administration of the securities lending program), but excluding the management fee, shareholder servicing agent fee, interest, taxes, non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable, extraordinary expenses, fees and expenses of the Independent Trustees, and Rule 12b-1 fees, if any, in exchange for a fee equal to the difference, if any, between the management fee rate and 0.35%. The Fundwide Agreement effectively limits fund-level expenses to 0.35%. The Fundwide Agreement may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board of Trustees and, for Fidelity® Investment Grade Bond Fund by a vote of a majority of the outstanding voting securities of the fund.
FMR and Fidelity® Investment Grade Bond Fund on behalf of its retail class have entered into a 45 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of the retail class of the fund to limit the total annual operating expenses (excluding interest, taxes, fees and expenses of the Independent Trustees, and extraordinary expenses, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable) of the class to 0.45%. This Expense Contract may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board of Trustees and by a vote of the majority of the outstanding voting securities of the class. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.
Management-Related Expenses (for Fidelity Advisor® Limited Term Bond Fund and Fidelity® Short-Term Bond Fund). Under the terms of a fund's management contract,  FMR is responsible for payment of all operating expenses of the fund with the exception of the following: interest, taxes, fees and expenses of the Independent Trustees, Rule 12b-1 fees, proxy and shareholder meeting expenses, transfer agent fees and other expenses allocable at the class level, and such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation. The fund shall pay its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The following information replaces similar information for Fidelity Advisor® Limited Term Bond Fund and Fidelity® Short-Term Bond Fund found in the "Management Contracts" section.
Management Fees.
For the services of FMR under the management contract, Fidelity Advisor® Limited Term Bond Fund and Fidelity® Short-Term Bond Fund each pay FMR a monthly management fee at the annual rate of 0.20% of the fund's average net assets throughout the month.

The following information supplements information for Fidelity® Total Bond Fund found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by Mr. Castagliuolo as of October 31, 2022:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	24	3	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$45,158	$2,028	$235
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes assets of Fidelity® Total Bond Fund managed by Mr. Castagliuolo ($4,243 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.
As of October 31, 2022, the dollar range of shares of Fidelity® Total Bond ETF beneficially owned by Mr. Castagliuolo was none.
The following information replaces similar information for Fidelity Advisor® Limited Term Bond Fund and Fidelity® Short-Term Bond Fund found in the "Transfer and Service Agent Agreements" section.
Effective April 1, 2023, FMR bears the cost of pricing and bookkeeping services under the terms of its management contract with Fidelity Advisor® Limited Term Bond Fund and Fidelity® Short-Term Bond Fund.

ACOM8-SSTK-0423-133-1.842757.133	April 1, 2023

SAIStickerMaster
Supplement to the
Fidelity® Intermediate Bond Fund, Fidelity® Investment Grade Bond Fund, Fidelity Advisor® Limited Term Bond Fund, Fidelity Advisor® Mortgage Securities Fund, Fidelity® Short-Term Bond Fund and Fidelity® Total Bond Fund
October 29, 2022
STATEMENT OF ADDITIONAL INFORMATION

Effective April 1, 2023, FMR reduced and replaced Fidelity Advisor® Limited Term Bond Fund's and Fidelity® Short-Term Bond Fund's management fee, each of which consisted of a group fee rate component plus an individual fee rate component, with a flat rate. The following information replaces similar information found in the "Management Contracts" section.
Management-Related Expenses (for each fund except Fidelity Advisor® Limited Term Bond Fund and Fidelity® Short-Term Bond Fund). In addition to the management fee payable to Fidelity Management & Research Company LLC (FMR) and the fees payable to the transfer agent and pricing and bookkeeping agent, and the costs associated with securities lending, a fund or each class thereof, as applicable, pays all of its expenses that are not assumed (pursuant to the Fundwide Operations and Expense Agreement (Fundwide Agreement) or otherwise) by those parties. A fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. A fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders. Other expenses paid by a fund include interest, taxes, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund shall pay its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. A fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation. Pursuant to the Fundwide Agreement, FMR agrees to provide or arrange for certain services and to pay the ordinary administrative and operating expenses incurred by a fund that are not otherwise provided for under the management contract, including the fees and expenses of a fund's custodian, auditor, and pricing and bookkeeping agent (including the cost associated with administration of the securities lending program), but excluding the management fee, shareholder servicing agent fee, interest, taxes, non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable, extraordinary expenses, fees and expenses of the Independent Trustees, and Rule 12b-1 fees, if any, in exchange for a fee equal to the difference, if any, between the management fee rate and 0.35%. The Fundwide Agreement effectively limits fund-level expenses to 0.35%. The Fundwide Agreement may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board of Trustees and, for Fidelity® Investment Grade Bond Fund by a vote of a majority of the outstanding voting securities of the fund.
FMR and Fidelity® Investment Grade Bond Fund on behalf of its retail class have entered into a 45 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of the retail class of the fund to limit the total annual operating expenses (excluding interest, taxes, fees and expenses of the Independent Trustees, and extraordinary expenses, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable) of the class to 0.45%. This Expense Contract may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board of Trustees and by a vote of the majority of the outstanding voting securities of the class. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.
Management-Related Expenses (for Fidelity Advisor® Limited Term Bond Fund and Fidelity® Short-Term Bond Fund). Under the terms of a fund's management contract,  FMR is responsible for payment of all operating expenses of the fund with the exception of the following: interest, taxes, fees and expenses of the Independent Trustees, Rule 12b-1 fees, proxy and shareholder meeting expenses, transfer agent fees and other expenses allocable at the class level, and such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation. The fund shall pay its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The following information replaces similar information for Fidelity Advisor® Limited Term Bond Fund and Fidelity® Short-Term Bond Fund found in the "Management Contracts" section.
Management Fees.
For the services of FMR under the management contract, Fidelity Advisor® Limited Term Bond Fund and Fidelity® Short-Term Bond Fund each pay FMR a monthly management fee at the annual rate of 0.20% of the fund's average net assets throughout the month.

The following information supplements information for Fidelity® Total Bond Fund found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by Mr. Castagliuolo as of October 31, 2022:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	24	3	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$45,158	$2,028	$235
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes assets of Fidelity® Total Bond Fund managed by Mr. Castagliuolo ($4,243 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.
As of October 31, 2022, the dollar range of shares of Fidelity® Total Bond ETF beneficially owned by Mr. Castagliuolo was none.
The following information replaces similar information for Fidelity Advisor® Limited Term Bond Fund and Fidelity® Short-Term Bond Fund found in the "Transfer and Service Agent Agreements" section.
Effective April 1, 2023, FMR bears the cost of pricing and bookkeeping services under the terms of its management contract with Fidelity Advisor® Limited Term Bond Fund and Fidelity® Short-Term Bond Fund.

RCOM8-SSTK-0423-128-1.872064.128	April 1, 2023